Summary of Significant Accounting Policies - Basic and Diluted Net Income (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,032,065	7,848,793	14,148,829
Restricted stock
Class of Warrant or Right [Line Items]
Number of shares (in shares)		7,500,000
Ordinary shares and vested restricted stock units
Class of Warrant or Right [Line Items]
Number of shares (in shares)	15,000,000	15,000,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		9,666,667
Public and Private Warrant
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		19,999,449